Pledged Assets and Collateral (Tables)	12 Months Ended
Mar. 31, 2011
Pledged Assets and Collateral
Schedule of Assets Mortgaged, Pledged or Otherwise Subject to Liens

(in millions)
Trading account securities	¥8,616,845
Investment securities	4,361,431
Loans	6,450,799
Other	59,198

Total	¥19,488,273

Schedule of Pledged Assets Classified by Type of Liabilities

(in millions)
Deposits	¥388,298
Call money and funds purchased	484,606
Payables under repurchase agreements and securities lending transactions	9,634,077
Other short-term borrowings and long-term debt	8,943,147
Other	38,145

Total	¥19,488,273

Schedule of Restatement of Trading Account Assets Pledged that Secured Parties are Permitted to Sell or Repledge

	2010
	As previously reported	As restated
	(in millions)
Trading account assets pledged that secured parties are permitted to sell or repledge	¥8,712,347	¥8,409,598